Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Detail)
¥ in Millions
		12 Months Ended
		Mar. 31, 2022 JPY (¥) Property	Mar. 31, 2021 JPY (¥) Property	Mar. 31, 2020 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 12,749	¥ 1,067	¥ 159
Write-downs due to decline estimated future cash flows, amount		22,917	1,953	2,884
Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount			0
Write-downs due to decline estimated future cash flows, amount			¥ 331
Write-downs due to decline estimated future cash flows, number of properties | Property			1
Commercial facilities other than office buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 858	¥ 1,067	0
Write-downs of the assets held for sale, number of properties | Property		3	5
Write-downs due to decline estimated future cash flows, amount		¥ 11	¥ 189	¥ 529
Write-downs due to decline estimated future cash flows, number of properties | Property		1	1	2
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 13	¥ 0	¥ 159
Write-downs of the assets held for sale, number of properties | Property		2		1
Write-downs due to decline estimated future cash flows, amount		¥ 83	¥ 64	¥ 77
Write-downs due to decline estimated future cash flows, number of properties | Property		49	2	3
Land undeveloped or under construction
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount			¥ 0	¥ 0
Write-downs due to decline estimated future cash flows, amount			¥ 98	¥ 2,083
Write-downs due to decline estimated future cash flows, number of properties | Property			2	2
Others
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 11,878	¥ 0	¥ 0
Write-downs due to decline estimated future cash flows, amount	[1]	¥ 22,823	¥ 1,271	¥ 195

[1]	For the “Others”, the numbers of properties are omitted. Write-downs of long-lived assets for fiscal 2020, 2021 include write-downs of ¥109 million and ¥1,099 million of hotels, respectively. Write-downs of long-lived assets for fiscal 2022 include write-downs of ¥31,206 million of property under facility operations and others held by subsidiaries and ¥2,331 million of two aircrafts.